UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:   3/31/09

Item 1.  Reports to Stockholders.

WAYNE HUMMER SMALL CAP CORE FUND

Annual Report

March 31, 2009

1-877-942-8434

www.whummer.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Fellow Shareholders,

Conflicting perceptions by investors about the state of the economy and the expected magnitude and duration of this recession led to continued extreme volatility in the markets for the period from fund inception through March 31, 2009.  Grim government statistics continue to be released weekly on rising unemployment, lower industrial production, and consumer confidence.  However, forward-looking investors are attempting to discern when the bad news will start getting better, or in some cases just stop getting worse.  The net result was a -7.69% return for the Russell 2000 index total return from the December 5, 2008 inception date through March 31, 2009.

Fund Performance as of March 31, 2009

	1 Year	5 Year	10 Year	Since Inception (1)
Class A	NA	NA	NA	(4.40%)
Class I	NA	NA	NA	(4.30%)

(1) Inception Date: December 5, 2008

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2009, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed 1.25% for Class A shares and 0.99% for Class I shares. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-877-942-8434.

In that same time period, the Wayne Hummer Small Cap Core Fund A share class returned -4.40%, while the I share class finished the period at -4.30%.  The fund’s performance benefited from the timing of its initial purchases of stocks, which happened to be on a day when the benchmark index appreciated almost 5%.  Those purchases were not reflected in the NAV until the following trading day.

We believe that excluding this unusual impact, the fund underperformed the Russell 2000 total return over the time period from inception to March 31, 2009.  The largest negative contributor during the quarter was Kaman Corporation, an aerospace supplier and industrial distribution company.  The poor overall economic backdrop this winter caused the company’s industrial distribution customers to pull back on ordering patterns, causing the company to reduce their earnings outlook. In health care, Quidel was the largest negative contributor.  The company sells flu tests and other diagnosis tests into the doctor’s office market.  This year there was a very mild flu season compared to a very severe flu season, which caused results to fall short of expectations.  In the positive column is Whole Foods Market, the organic and natural foods grocer. The stock appreciated during the period due to a better than expected earnings report, the settlement of their case with the Federal Trade Commission, and the public announcement of a large holding in the stock by a well-known investor.

While we are not pleased with the fund’s performance excluding the benefit from market volatility, the positions we own for our shareholders are put in place with investment time horizons of 18 months to two years in mind.  We continually monitor and re-evaluate holdings to ensure that the investment thesis in place at the time of purchase is still valid, and we add to or reduce position sizes when changes in expected returns and / or risk change.  We are still optimistic about and confident in our positioning for the medium term.

Sincerely,

Katherine Buck, CFA Portfolio Manager

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Wayne Hummer Asset Management LLC or any other person in the Wayne Hummer organization. Any such views are subject to change at any time based upon market or other conditions and Wayne Hummer Asset Management LLC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Wayne Hummer Small Cap Core Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Wayne Hummer Asset Management LLC - advised fund.

Mutual Funds involve risk including possible loss of principal.

The Fund may invest in small, less well-known companies, which may be subject to more erratic market movements than large-cap stocks; foreign securities, which are subject to currency fluctuations and political uncertainty; and derivative securities, which may carry market, credit, and liquidity risks. These risks may result in greater share price volatility.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Wayne Hummer Small Cap Core Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The Wayne Hummer Small Cap Core Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Review Code 0668NLD-5/20/2009

WAYNE HUMMER SMALL CAP CORE FUND
PORTFOLIO REVIEW
March 31, 2009 (Unaudited)

The Fund's performance figures* for the period ending March 31, 2009, compared to its benchmark:

		Inception** - March 31, 2009

Wayne Hummer Small Cap Core Fund – Class A		-4.40%
Wayne Hummer Small Cap Core Fund – Class A with load		-9.21%
Wayne Hummer Small Cap Core Fund – Class I		-4.30%
Russell 2000 Total Return Index		-7.69%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-877-942-8434.

** Inception date is December 5, 2008 for Class A and I shares.

Top Holdings by Industry	% of Net Assets
Insurance	15.1%
Healthcare- Products	12.1%
Retail	6.6%
Aerospace/Defense	6.4%
Software	5.3%
Internet	4.7%
Commercial Services	4.6%
Household Products/Wares	3.7%
Healthcare- Services	3.6%
Other, Cash & Cash Equivalents	37.9%
	100.0%

WAYNE HUMMER SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009
Shares		Value

	COMMON STOCK - 97.0%
	AEROSPACE/DEFENSE - 6.4%
7,880	Ducommun, Inc.	$ 114,575
7,199	Kaman Corp.	90,275
		204,850
	BANKS - 1.6%
1,985	PacWest Bancorp	28,445
15,460	UCBH Holdings, Inc.	23,345
		51,790
	CHEMICALS - 2.9%
4,875	Arch Chemicals, Inc.	92,430

	COMMERCIAL SERVICES - 4.6%
2,296	MAXIMUS, Inc.	91,519
7,045	Midas, Inc. *	55,796
		147,315
	DISTRIBUTION/WHOLESALE - 1.8%
3,082	Scansource, Inc. *	57,264

	DIVERSIFIED FINANANCIAL SERVICES - 2.2%
8,025	Marlin Business Services Corp. *	31,458
12,164	National Financial Partners Corp.	38,925
		70,383
	ELECTRIC - 2.9%
4,205	Cleco Corp.	91,206

	ELECTRONICS - 2.7%
7,750	Benchmark Electronics, Inc. *	86,800

	ENGINEERING & CONSTRUCTION - 3.5%
1,960	Perini Corp. *	24,108
4,927	Sterling Construction Co., Inc. *	87,898
		112,006
	FOOD - 1.1%
2,050	Whole Foods Market, Inc.	34,440

See accompanying notes to financial statements.

WAYNE HUMMER SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009
Shares		Value
	HEALTHCARE - PRODUCTS - 12.1%
3,020	Angiodynamics, Inc. *	$ 33,945
5,511	Greatbatch, Inc. *	106,638
1,190	ICU Medical, Inc. *	38,223
8,740	PSS World Medical, Inc. *	125,419
8,714	Quidel Corp. *	80,343
		384,568
	HEALTHCARE - SERVICES - 3.6%
11,843	US Physical Therapy, Inc. *	114,640

	HOUSEHOLD PRODUCTS/WARES - 3.7%
9,162	Jarden Corp. *	116,083

	INSURANCE - 15.1%
10,784	Amtrust Financial Services, Inc.	102,987
2,793	IPC Holdings Ltd.	75,523
8,888	Max Capital Group Ltd.	153,229
1,850	Navigators Group, Inc. *	87,283
1,205	RLI Corp.	60,491
		479,513
	INTERNET - 4.7%
1,550	Avocent Corp. *	18,817
5,927	j2 Global Communications, Inc. *	129,742
		148,559
	IRON/STEEL - 0.9%
2,983	Universal Stainless & Alloy *	28,846

	MACHINERY - DIVERSIFIED - 0.7%
9,115	Gerber Scientific, Inc. *	21,785

	METAL FABRICATE/HARDWARE - 0.6%
1,540	Hawk Corp. *	17,787

	OIL & GAS - 2.0%
2,130	Forest Oil Corp. *	28,009
6,675	Quicksilver Resources, Inc. *	36,979
		64,988
See accompanying notes to financial statements.

WAYNE HUMMER SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009
Shares		Value
	OIL & GAS SERVICES - 3.5%
2,355	Hornbeck Offshore Services, Inc. *	$ 35,890
3,077	Oil States International, Inc. *	41,293
10,360	Tetra Technologies, Inc. *	33,670
		110,853
	REITS - 2.9%
6,045	Redwood Trust, Inc.	92,791

	RETAIL - 6.6%
17,102	AFC Enterprises, Inc. *	77,130
1,890	Jack in the Box, Inc. *	44,018
8,693	Sonic Corp. *	87,104
		208,252
	SEMICONDUCTORS - 3.0%
4,560	MKS Instruments, Inc. *	66,895
9,195	Rudolph Technologies, Inc. *	27,861
		94,756
	SOFTWARE - 5.3%
7,657	JDA Software Group, Inc. *	88,438
4,580	Progress Software Corp. *	79,509
		167,947
	TOYS/GAMES/HOBBIES - 2.6%
15,800	RC2 Corp. *	83,266

	TOTAL COMMON STOCK ( Cost - $3,280,196) (a)	3,083,118

	TOTAL INVESTMENTS - 97.0%	$ 3,083,118
	OTHER ASSETS LESS LIABILITIES - 3.0%	95,848
	NET ASSETS - 100%	$ 3,178,966

* Non-Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,280,593 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 88,688
	Unrealized depreciation:	(286,163)
	Net unrealized depreciation:	$ (197,475)

See accompanying notes to financial statements.

WAYNE HUMMER SMALL CAP CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2009

ASSETS
Investment securities:
At cost	$ 3,280,196
At value	$ 3,083,118
Cash	95,078
Receivable due from Advisor	53,348
Receivable for Fund shares sold	12,406
Dividends and interest receivable	3,439
Prepaid expenses & other assets	5,293
TOTAL ASSETS	3,252,682

LIABILITIES
Payable for securities purchased	42,044
Accrued expenses and other liabilities	22,412
Fees payable to other affiliates	9,069
Distribution (12b-1) fees payable	191
TOTAL LIABILITIES	73,716
NET ASSETS	$ 3,178,966

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 3,362,581
Undistributed net investment income	3,105
Accumulated net realized gain from security transactions	10,358
Net unrealized depreciation of investments	(197,078)
NET ASSETS	$ 3,178,966

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 951,211
Shares of beneficial interest outstanding	99,478
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 9.56
Maximum offering price per share (maximum sales charges of 5.00%) (a)	$ 10.06

Class I Shares:
Net Assets	$ 2,227,755
Shares of beneficial interest outstanding	232,697
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.57

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

WAYNE HUMMER SMALL CAP CORE FUND
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2009 (a)

INVESTMENT INCOME
Dividends	$ 8,618
Interest	78
TOTAL INVESTMENT INCOME	8,696

EXPENSES
Audit fees	14,500
Administration fees	12,245
Fund accounting fees	6,186
Legal fees	5,800
Transfer agent fees	5,800
Chief compliance officer fees	4,834
Printing expenses	3,866
Trustees' fees	3,384
Investment advisory fees	3,201
Registration fees	1,950
Custody fees	1,050
Distribution (12b-1) fees - Class A	609
Other expenses	2,450
TOTAL EXPENSES	65,875

Fees waived/reimbursed by the Advisor	(60,284)

NET EXPENSES	5,591
NET INVESTMENT INCOME	3,105

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	10,358
Net change in unrealized depreciation of investments	(197,078)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(186,720)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (183,615)

(a) The Wayne Hummer Small Cap Core Fund commenced operations on December 5, 2008.

See accompanying notes to financial statements.

WAYNE HUMMER SMALL CAP CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2009 (a)
FROM OPERATIONS
Net investment income	$ 3,105
Net realized gain from security transactions	10,358
Net change in unrealized depreciation of investments	(197,078)
Net decrease in net assets resulting from operations	(183,615)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,010,985
Class I	2,385,601
Payments for shares redeemed:
Class A	-
Class I	(34,005)
Net increase in net assets from shares of beneficial interest	3,362,581

TOTAL INCREASE IN NET ASSETS	3,178,966

NET ASSETS
Beginning of Period	-
End of Period*	$ 3,178,966
*Includes undistributed net investment income of:	$ 3,105

SHARE ACTIVITY
Class A:
Shares Sold	99,478
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	99,478

Class I:
Shares Sold	236,721
Shares Redeemed	(4,024)
Net increase in shares of beneficial interest outstanding	232,697

(a)	The Wayne Hummer Small Cap Core Fund commenced operations on December 5, 2008.

See accompanying notes to financial statements.

WAYNE HUMMER SMALL CAP CORE FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A	Class I

	Period Ended	Period Ended
	March 31,	March 31,
	2009 (1)	2009 (1)
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	0.01	0.02
Net realized and unrealized loss
on investments	(0.45)	(0.45)
Total from investment operations	(0.44)	(0.43)

Net asset value, end of period	$ 9.56	$ 9.57

Total return (3,4)	(4.40)%	(4.30)%

Net assets, at end of period (000's)	$ 951	$ 2,228

Ratio of gross expenses to average
net assets (5,6)	12.48%	12.23%
Ratio of net expenses to average
net assets (6)	1.24%	0.99%
Ratio of net investment income
to average net assets (6)	0.32%	0.80%

Portfolio Turnover Rate (4)	4%	4%

(1)	The Wayne Hummer Small Cap Core Fund's Class A and I shares commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or
Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WAYNE HUMMER SMALL CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2009

1.

ORGANIZATION

The Wayne Hummer Small Cap Core Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The primary investment objective of the Fund is total return.

The Fund currently offers Class A, and Class I shares.    Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.  Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 5, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157, establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS No. 161”). FAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS No. 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS No. 161 will have, if any, on the financial statements and related disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current year.  Generally, the tax authorities can examine all tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended March 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,355,677 and $85,839, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Wayne Hummer Asset Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least July 31, 2009, to waive advisory fees and, if necessary, reimburse a portion of the Fund’s operating expenses so that the Fund’s normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.24% per annum of Class A average daily net assets, 0.99% per annum of Class I average daily net assets.  During the period ended March 31, 2009, the Advisor waived or reimbursed fees totaling $60,284 which was more than required under the waiver agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, and Class I shares are subsequently less than 1.24%, and 0.99% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.24%, and 0.99% of average daily net assets for Class A, and Class I, respectively. If the Operating Expenses attributable to the Class A, and Class I shares subsequently exceed 1.24%, and 0.99% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  As of March 31, 2009, the Advisor has $60,284 of waived/reimbursed expenses that may be recovered as follows:

Amount:	Expiration:
$60,284	March 31, 2012

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% of the average daily net assets attributable to the Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000* per annum or

-

7 basis points or 0.07% on the first $250 million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million

*This fee will increase to $40,000 per annum after December 31, 2009.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $19,200* plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*This fee will increase to $24,000 per annum after December 31, 2009.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,000* per class of shares and the per-account charge is $14.00.

*This fee will increase to $15,000 per annum after December 31, 2009.

Custody Administration. . Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the period ended March 31, 2009 was $43.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $5,125, payable quarterly, and is reimbursed for out-of-pocket expenses. For the period ended March 31, 2009, the Fund incurred expenses of $4,834 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Chief Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended March 31, 2009, GemCom collected $1,007 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing Expenses” on the Statement of Operations in this shareholder report.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis for unrealized depreciation is attributable to the tax deferral of losses on wash sales and return of capital distributions received from real estate investment trusts.  The difference between book basis and tax basis undistributed ordinary income and capital gains are attributable to the tax treatment of short-term capital gains.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Wayne Hummer Small Cap Core Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Wayne Hummer Small Cap Core Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, as of March 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period December 5, 2008 (commencement of operations) though March 31, 2009.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wayne Hummer Small Cap Core Fund as of March 31, 2009, and the results of its operations, the changes in its net assets and its financial highlights for the period December 5, 2008 through March 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

May 27, 2009

WAYNE HUMMER SMALL CAP CORE FUND

EXPENSE EXAMPLES

March 31, 2009 (Unaudited)

As a shareholder of the Wayne Hummer Small Cap Core Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Wayne Hummer Small Cap Core Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 5, 2008 through March 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Wayne Hummer Small Cap Core Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/5/08	Ending Account Value 3/31/09	Expenses Paid During Period* 12/5/08– 3/31/09	Expense Ratio During Period 12/5/08– 3/31/09
Class A	$1,000.00	$956.00	$3.89	1.24%
Class I	1,000.00	957.00	3.11	0.99

Hypothetical (5% return before expenses)**	Beginning Account Value 12/5/08	Ending Account Value 3/31/09	Expenses Paid During Period*** 12/5/08 – 3/31/09	Expense Ratio During Period 12/5/08 – 3/31/09
Class A	$1,000.00	$1,018.75	$6.24	1.24%
Class I	1,000.00	1,020.00	4.99	0.99

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (117) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Portfolio was in operation for the full six months ended 3/31/09.

*** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

WAYNE HUMMER SMALL CAP CORE FUND

SUPPLEMENTAL INFORMATION

March 31, 2009 (Unaudited)

Approval of Advisory Agreement – Wayne Hummer Small Cap Core Fund

In connection with a regular meeting held on September 25, 2008 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of the Wayne Hummer Small Cap Core Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s similarly managed accounts, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance; however, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts and investment model, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.60% annual advisory fee based on the average net assets of the Fund.  The Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s projected advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trust’s independent counsel explained the obligations of the Adviser and the basis for its compensation under the terms of its proposed Advisory Agreement. The Trust’s President discussed the Adviser’s investment philosophy for the Fund and the plans for raising assets.  The Trustees discussed the proposed management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be provided.  The Trustees concluded that the Fund’s estimated expense ratio was acceptable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

WAYNE HUMMER SMALL CAP CORE FUND

SUPPLEMENTAL INFORMATION

March 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan**(64) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) Other Directorships: AdvisorOne Funds (5 portfolios)	40

Anthony J. Hertl (58)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust

40
Gary W. Lanzen (54) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company) Other Directorships: AdvisorOne Funds (5 portfolios)	40
Mark H. Taylor (44) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting, Creighton University since 2002) Other Directorships: Lifetime Achievement Mutual Fund (Director and Audit Committee Chairman)	40
Interested Trustees and Officers
Michael Miola*** (56) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds (5 portfolios); Constellation Trust Co.	40

WAYNE HUMMER SMALL CAP CORE FUND

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2009 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2006

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and  CCO, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

Other Directorships: N/A

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004)

Other Directorships: N/A

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006)

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-942-8434.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-942-8434 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-942-8434.

INVESTMENT ADVISOR

Wayne Hummer Asset Management, LLC

222 South Riverside Plaza, 28th Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $13,000

(b)

Audit-Related Fees

2009 – None

(c)

Tax Fees

2009- $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/5/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/5/09